Multiemployer Plans	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Multiemployer Plans

15.	Multiemployer Plans

We are participants in various multiemployer defined benefit pension plans under the terms of collective bargaining agreements covering our union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

a.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be required to be assumed by the remaining participating employers.

c.	If we choose to stop participating in any of our multiemployer plans, we may be required to pay those plans a withdrawal amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The following are the multiemployer plans providing pension benefits in which we participate:

A.	Northwest Ironworkers Retirement Trust – Seattle, Washington

B.	IUOE Local 302 & 612 Construct – WA State

C.	Carpenters Trust of Western Washington Local 196

D.	Iron Workers Union Security Funds

E.	Excavators Union Local 731 Pension Fund

F.	Carpenters District Council of Kansas City Pension Fund

G.	California Ironworkers Field Pension Fund

H.	Ironworkers Pension Plan of Western Pennsylvania

I.	Teamsters Local 282 Pension Trust Fund

Plan	EIN/ Pension Plan #	Latest 5500 Year Ending	Pension Protection Act Zone Status - 2022 (a)	Pension Protection Act Zone Status - 2021 (a)	FIP/RP Status Pending / Implemented (b)	2022 Contributions (Amounts in thousands)	2021 Contributions (Amounts in thousands)	Surcharge Imposed	Expiration Date of CBA
A	91-6123688	6/30/2021	G	G	No	$731	$2,564	No	6/30/2023
B	91-6028571	12/31/2021	G	G	No	544	616	No	5/31/2023
C	91-6029051	12/31/2021	G	G	No	572	507	No	5/31/2023
D	51-6102576	12/31/2021	G	G	FIP Implemented	2,996	519	No	6/30/2023
E	13-1809825	12/31/2021	G	G	No	930	324	No	4/30/2026
F	43-6108379	3/31/2021	G	G	No	-	77	No	4/30/2023
G	95-6042866	5/31/2021	G	G	No	111	87	No	12/31/2024
H	25-1283169	12/31/2021	G	G	No	48	70	No	5/31/2023
I	11-6245313	2/28/2022	G	R	FIP Implemented	295	225	No	6/30/2023
J	11-2392157 36-6052390	2/1/2021	G	G	No	100	32	No	6/30/2023
K	91-6066773	4/1/2021	G	G	No	179	18	No	3/31/2024
L	94-6277608	6/1/2021	G	G	FIP Implemented	212	-	No	6/30/2021
M	43-6052659	10/31/2020	G	G	No	166	118	No	7/31/2023
	All Others					409	700	No	Various
						$7,293	$5,857

We did not contribute or participate as a signatory in any multiemployer plans prior to our acquisition of American Bridge in 2020.

(a)	The most recent Pension Protection Act zone status available is as of the plans’ year end. The zone status (as defined by the Pension Protection Act) represents the level at which the plan is funded. Plans in the red zone (R) are less than 65% funded; plans in the yellow zone (Y) are more than 65% funded, but less than 80% funded; plans in the green zone (G) are at least 80% funded. A multiemployer defined benefit pension plan that has been certified in the yellow or red zone may begin to levy a statutory surcharge on contribution rates. Once authorized, the surcharge is at the rate of 5% for the first 12 months and 10% for any periods thereafter. Contributing employers may eliminate the surcharge by entering into a collective bargaining agreement that meets the requirements of the applicable Funding Improvement Plan (FIP) or Rehabilitation Plan (RP). We were not required to pay any surcharges to any plans in 2022 or 2021.
(b)	The “FIP/RP Status Pending/Implemented” column indicates plans for which a FIP or RP is either pending or has been implemented.

Such plans are administered through the unions involved. Under U.S. legislation regarding such pension plans, a company is required to continue funding its proportionate share of a plan’s unfunded vested benefits, if any, in the event of a withdrawal from a plan or plan termination. We have no present intention of withdrawing from any of these plans, and we have not been informed that there is any intention to terminate such plans.

We also contribute to multiemployer plans in Canada. Contributions to those plans totaled approximately $0.0 million, $0.2 million, and $0.2 million for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, respectively.

In addition to the aforementioned plans, we contribute to various multiemployer defined contribution plans. Total contributions to these plans during the years ended December 31, 2022, December 31, 2021, and December 31, 2020, were approximately $5.1 million, $3.2 million and $0.8 million, respectively.

We also contribute to various multiemployer health and welfare plans. Total contributions for the years ended December 31, 2022, December 31, 2021, December 31, 2020, were $7.9 million, $5.8 million and $1.5 million, respectively.